Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments
Fair Value of Financial Instruments

(18)    Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

Fair values are estimated for portfolios with similar financial characteristics. Loans are segregated by type, such as commercial, real estate, and consumer. Each loan category is further segmented into fixed and variable interest rate categories. The fair value of loans, or exit price, is estimated by using the future value of discounted cash flows using comparable market rates for similar types of loan products and adjusted for market factors. The discount rates used are estimated using comparable market rates for similar types of loan products adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.

Loans Held for Sale

Loans originated and intended to be sold in the secondary market, generally 1-4 family residential mortgage loans, are carried, in aggregate, at the lower of cost or estimated fair value. The estimated fair value measurements of loans held for sale are management's best estimate of market value, which is primarily based on quoted market prices for similar loans in the secondary market.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations. Equity securities that are not actively traded are classified in level 2.

Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment. The Company uses level 1 inputs to value equity securities that are traded in active markets.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Certificates of Deposit in Other Banks

Certificates of deposit are other investments made by the Company with other financial institutions that are carried at cost which is equal to fair value.

Cash Surrender Value – Life Insurance

The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Federal Funds Purchased and Securities Sold under Agreements to Repurchase

For Federal funds purchased and securities sold under agreements to repurchase, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

Operating Lease Liabilities

The fair value of operating lease liabilities are recognized at lease commencement based on the present value of the remaining lease payments using a discount rate that represents the Company's incremental borrowing rate at the lease commencement date.

A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2020 and 2019 is as follows:

			December 31, 2020
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2020		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$19,235	$19,235	$19,235	$—	$—
Federal funds sold and overnight interest-bearing deposits	161,128	161,128	161,128	—	—
Certificates of deposit in other banks	9,376	9,376	9,376	—	—
Available for sale securities	198,030	198,030	2,798	195,232	—
Other investment securities	6,353	6,353	32	6,321	—
Loans, net	1,268,854	1,288,677	—	—	1,288,677
Loans held for sale	5,099	5,279	—	—	5,279
Cash surrender value - life insurance	2,451	2,451	—	2,451	—
Accrued interest receivable	6,640	6,640	6,640	—	—
Total	$1,677,166	$1,697,169	$199,209	$204,004	$1,293,956
Liabilities:
Deposits:
Non-interest bearing demand	$382,492	$382,492	$382,492	$—	$—
Savings, interest checking and money market	723,808	723,808	723,808	—	—
Time deposits	277,306	279,569	—	—	279,569
Federal funds purchased and securities sold under agreements to repurchase	45,154	45,154	45,154	—	—
Federal Home Loan Bank advances and other borrowings	106,674	110,121	—	110,121	—
Subordinated notes	49,486	40,929	—	40,929	—
Operating lease liabilities	2,137	2,137		2,137
Accrued interest payable	837	837	837	—	—
Total	$1,587,894	$1,585,047	$1,152,291	$153,187	$279,569

			December 31, 2019
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2019		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$22,576	$22,576	$22,576	$—	$—
Federal funds sold and overnight interest-bearing deposits	55,545	55,545	55,545	—	—
Certificates of deposit in other banks	10,862	10,862	10,862	—	—
Available-for-sale securities	175,093	175,093	995	174,098	—
Other investment securities	5,808	5,808	13	5,795	—
Loans, net	1,156,320	1,148,339	—	—	1,148,339
Loans held for sale	428	435	—	—	435
Cash surrender value - life insurance	2,398	2,398	—	2,398	—
Accrued interest receivable	6,481	6,481	6,481	—	—
	$1,435,511	$1,427,537	$96,472	$182,291	$1,148,774
Liabilities:
Deposits:
Non-interest bearing demand	$261,166	$261,166	$261,166	$—	$—
Savings, interest checking and money market	614,331	614,331	614,331	—	—
Time deposits	311,024	311,489	—	—	311,489
Federal funds purchased and securities sold under agreements to repurchase	27,272	27,272	27,272	—	—
Federal Home Loan Bank advances and other borrowings	96,919	97,833	—	97,833	—
Subordinated notes	49,486	43,640	—	43,640	—
Operating lease liabilities	2,224	2,224	—	2,224	—
Accrued interest payable	1,136	1,136	1,136	—	—
	$1,363,558	$1,359,091	$903,905	$143,697	$311,489

Off-Balance-Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.